COMMITMENTS (Schedule of future minimum operating lease payments) (Details) (USD $) In Thousands, unless otherwise specified	Feb. 28, 2014
COMMITMENTS [Abstract]
2015	$ 1,689
2016	1,272
2017	915
Thereafter
Operating Leases, Future Minimum Payments Due, Total	$ 3,876